Regulatory Matters (Schedule of Interim Rate Update Applications) (Details) - USD ($) $ in Millions	1 Months Ended				9 Months Ended	12 Months Ended
	May 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Public Utilities, General Disclosures [Line Items]
Annual Revenue Impact						$ (69)
DCRF [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Interim Rate Increase (Decrease), Amount			$ 90	$ 81	$ 106
TCOS [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Interim Rate Increase (Decrease), Amount					$ 165
Scenario, Forecast [Member] | DCRF [Member]
Public Utilities, General Disclosures [Line Items]
Annual Revenue Impact	$ 108
Scenario, Forecast [Member] | TCOS [Member]
Public Utilities, General Disclosures [Line Items]
Annual Revenue Impact		$ 165